Construction in progress (Tables)	12 Months Ended
Jun. 30, 2026
IfrsStatementLineItems [Line Items]
Schedule of construction in progress

	Furniture and equipment	Vehicle	IPP facilities	BESS projects	Total
Cost:
Balance, June 30, 2025	$7	$36	$38,269	-	$38,312
Reclassification from construction in progress	-	-	9,614	13,815	23,429
Adjustment - Capital expenditure refunds	-	-	(246)	-	(246)
Foreign currency impact	-	-	276	-	276
Balance, June 30, 2026	$7	$36	$47,913	13,815	$61,771

Accumulated depreciation:
Balance, June 30, 2025 ((Restated – note 2(e)(i))	$7	$10	$9,017	-	$9,034
Depreciation	-	4	2,882	128	3,014
Impairment (note 25)	-	-	247	804	1,051
Balance,June 30, 2026	$7	$14	$12,146	932	$13,099
Net Book Value, June 30, 2026	$-	$22	$35,767	12,883	$48,672

	Computer equipment	Furniture and equipment	Vehicle	IPP facilities	Total
Cost:
Balance, June 30, 2024	$19	$57	$36	$3,578	$3,690
Additions from acquisition (note 19)	-	-	-	34,772	34,772
Dispositions	(19)	(50)	-	(79)	(148)
Foreign currency impact	-	-	-	(2)	(2)
Balance, June 30, 2025	$-	$7	$36	$38,269	38,312

Accumulated depreciation:
Balance, June 30, 2024	$16	$45	$4	$170	$235
Dispositions	(16)	(39)	-	-	(55)
Depreciation	-	1	6	2,781	2,788
Impairment (note 25)	-	-	-	837	837
Reallocation of impairment loss (note 2(e)(i))	-	-	-	5,229	5,229
Foreign currency impact	-	-	-	-	-
Balance, June 30, 2025 (Restated – note 2(e)(i))	$-	$7	$10	9,017	9,034
Net Book Value - June 30, 2025 (Restated – note 2(e)(i))	$-	$-	$26	$29,252	$29,278

Construction in progress [member]
IfrsStatementLineItems [Line Items]
Schedule of construction in progress

Construction in progress (“CIP”) represents costs incurred on IPP facilities and BESS projects under construction. Once the projects are completed and placed into service, the projects are reclassified to property, plant and equipment and the accumulated costs are depreciated over the useful lives of the related assets. Detail of costs as at June 30, 2026 and 2025 are as follows:

	IPP facilities	BESS projects	Electric vehicle charging stations	Total
Balance, June 30, 2025	$9,448	$21,632	$542	$31,622
Additions	31	10,099	-	10,130
Reclassification to property, plant and equipment	(9,614)	(13,815)	-	(23,429)
Write-off of previously capitalized costs	-	(6,763)	-	(6,763)
Impairment (note 25)		(2,925)		(2,925)
Assets abandonment	-	-	(542)	(542)
Foreign currency impact	135	6	-	141
Balance, June 30, 2026	$-	$8,234	$-	8,234

	IPP facilities	BESS projects	Electric vehicle charging stations	Total
Balance, June 30, 2024	$8,909	$-	$-	$8,909
Additions from acquisition (note 19)	-	10,020	542	10,562
Additions	568	15,520	-	16,088
Impairment (note 25)	-	(3,908)	-	(3,908)
Foreign currency impact	(29)	-	-	(29)
Balance, June 30, 2025	$9,448	$21,632	$542	$31,622